Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The Company currently has three reportable segments: Pharmacy Services, Retail Pharmacy and Corporate.

The Company evaluates its Pharmacy Services and Retail Pharmacy segment performance based on net revenue, gross profit and operating profit before the effect of certain intersegment activities and charges. The Company evaluates the performance of its Corporate Segment based on operating expenses before the effect of discontinued operations and certain intersegment activities and charges. See Note 1 for a description of the Pharmacy Services, Retail Pharmacy and Corporate segments and related significant accounting policies.

The following table is a reconciliation of the Company’s business segments to the consolidated financial statements:

In millions	Pharmacy Services Segment(1)(2)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2014:
Net revenues	$88,440	$67,798	$—	$(16,871)	$139,367
Gross profit	4,771	21,277	—	(681)	25,367
Operating profit	3,514	6,762	(796)	(681)	8,799
Depreciation and amortization	630	1,205	96	—	1,931
Total assets	42,302	30,979	2,530	(1,559)	74,252
Goodwill	21,234	6,908	—	—	28,142
Additions to property and equipment	308	1,745	83	—	2,136
2013:
Net revenues	$76,208	$65,618	$—	$(15,065)	$126,761
Gross profit	4,237	20,112	—	(566)	23,783
Operating profit	3,086	6,268	(751)	(566)	8,037
Depreciation and amortization	560	1,217	93	—	1,870
Total assets	38,343	30,191	4,420	(1,428)	71,526
Goodwill	19,658	6,884	—	—	26,542
Additions to property and equipment	313	1,610	61	—	1,984
2012:
Net revenues	$73,444	$63,641	$—	$(13,965)	$123,120
Gross profit	3,808	19,091	—	(411)	22,488
Operating profit	2,679	5,636	(694)	(411)	7,210
Depreciation and amortization	517	1,153	83	—	1,753
Total assets	36,057	29,492	1,408	(736)	66,221
Goodwill	19,646	6,749	—	—	26,395
Additions to property and equipment	422	1,555	53	—	2,030

(1)
Net revenues of the Pharmacy Services Segment include approximately $8.1 billion, $7.9 billion and $8.4 billion of Retail co-payments for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)
Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services Segment clients use Retail Pharmacy Segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services Segment clients, through the Company’s intersegment activities (such as the Maintenance Choice® program), elect to pick up their maintenance prescriptions at Retail Pharmacy Segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $4.9 billion, $4.3 billion and $3.4 billion for the years ended December 31, 2014, 2013 and 2012, respectively; and gross profit and operating profit of $681 million, $566 million and $411 million for the years ended December 31, 2014, 2013 and 2012, respectively.